Quarterly financial data (FY)- Components of Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																		9 Months Ended				12 Months Ended
	Sep. 30, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Quarterly Financial Data [Abstract]
Revenues	$ 24,683.4	[1]	$ 24,863.3	[2],[3]	$ 25,410.1	[1],[2],[3]	$ 25,222.3	[2],[3],[4]	$ 24,791.8	[2],[3]	$ 26,175.4	[2],[3]	$ 25,222.6	[2],[3]	$ 25,454.2	[2],[3],[4]	$ 24,899.6	[2],[3]	$ 74,685.8	[1]	$ 75,424.2	[1]	$ 100,287.5	[1],[5]	$ 101,751.8	[1],[5]	$ 100,887.1	[1],[5]
Cost of revenues	22,445.7	[1]	22,525.1	[2]	23,136.0	[1],[2]	23,061.1	[2]	22,944.8	[2]	23,912.2	[2]	23,049.1	[2]	23,323.0	[2]	23,065.6	[2]	68,414.2	[1]	69,141.9	[1]	91,667.0	[1]	93,349.9	[1]	92,962.0	[1]
Gross profit	2,237.7		2,338.2		2,274.1		2,161.2		1,847.0		2,263.2		2,173.5		2,131.2		1,834.0		6,271.6		6,282.3		8,620.5		8,401.9		7,925.1
Selling, general and administrative	759.3		863.5		858.1		904.9		906.2		1,049.4		1,007.3		998.5		1,007.4		2,360.0		2,669.2		3,532.7		4,062.6		4,322.7
Operating income	1,478.4		1,474.7	[3]	1,416.0	[3]	1,256.3	[3],[4]	940.8	[3]	1,213.8	[3]	1,166.2	[3]	1,132.7	[3],[4]	826.6	[3]	3,911.6		3,613.1		5,087.8	[5]	4,339.3	[5]	3,602.4	[5]
Net income	845.0		1,439.8		728.5		727.1		532.2		778.9		667.4		606.1		447.1		2,200.8		1,987.8		3,427.6		2,499.5		2,035.0
Less: Net income attributable to non-controlling interest	3.3		5.1		5.6		6.4		6.1		5.4		5.7		6.0		6.0		11.0		18.1		23.2		23.1		27.4
Net income attributable to Express Scripts	$ 841.7		$ 1,434.7	[6]	$ 722.9		$ 720.7		$ 526.1		$ 773.5		$ 661.7		$ 600.1		$ 441.1		$ 2,189.8		$ 1,969.7		$ 3,404.4		$ 2,476.4		$ 2,007.6
Basic earnings per share
Earnings attributable to Express Scripts (usd per share)	$ 1.47		$ 2.36	[6]	$ 1.16		$ 1.14		$ 0.82		$ 1.14		$ 0.98		$ 0.89		$ 0.61		$ 3.74		$ 3.11		$ 5.43		$ 3.59		$ 2.68
Diluted earnings per share attributable to Express Scripts
Earnings attributable to Express Scripts (usd per share)	$ 1.46		$ 2.34	[6]	$ 1.15		$ 1.13		$ 0.81		$ 1.13		$ 0.97		$ 0.88		$ 0.60		$ 3.72		$ 3.09		$ 5.39		$ 3.56		$ 2.64

[1]	Includes retail pharmacy co-payments of $1,925.8 million and $2,008.5 million for the three months ended September 30, 2017 and 2016, respectively, and $6,409.7 million and $6,685.9 million for the nine months ended September 30, 2017 and 2016, respectively
[2]	Includes retail pharmacy co-payments of $2,541.0 million and $2,634.3 million for the three months ended March 31, 2016 and 2015, respectively, $2,136.4 million and $2,322.4 million for the three months ended June 30, 2016 and 2015, respectively, $2,008.5 million and $2,161.5 million for the three months ended September 30, 2016 and 2015, respectively, and $1,883.3 million and $2,051.8 million for the three months ended December 31, 2016 and 2015, respectively.
[3]	Other Business Operations for the three months ended December 31, 2016 includes an out-of-period adjustment due to an overstatement of prior period revenues which decreased revenues by $102.6 million, of which $86.1 million related to prior years' revenues and $16.5 million related to interim 2016 period revenues. If we had presented this out-of-period adjustment within the respective prior years, the correction would have decreased both revenues and operating income by $70.5 million during 2015 and $19.7 million during 2014 and increased both revenues and operating income by $4.1 million during 2013 through 2012. If we had presented this out-of-period adjustment within the respective interim periods of 2016, the correction would have decreased revenues by $16.5 million and operating income by $6.8 million. We recognized the cumulative effect of these corrections within our consolidated statement of operations in the fourth quarter of 2016. We consider these adjustments to be immaterial to 2016 and prior periods, both individually and in the aggregate.
[4]	PBM total revenues and operating income for the three months ended June 30, 2016 and 2015 include $106.6 million and $141.7 million, respectively, related to a large client. These amounts were realized in the second quarters of each of 2016 and 2015 due to the structure of the contract.
[5]	Other Business Operations service revenues, total revenues and operating income as of December 31, 2016 includes an out-of-period adjustment due to an overstatement of prior period revenues which decreased service revenues, total revenues and operating income by $86.1 million. We recognized the cumulative effect of this correction within our consolidated statement of operations in the fourth quarter of 2016. If we had presented this out-of-period adjustment within the respective prior years, the correction would have decreased service revenues, total revenues and operating income by $70.5 million during 2015 and $19.7 million for 2014 and increased service revenues, total revenues and operating income by $4.1 million for 2013 through 2012. We consider these adjustments to be immaterial to 2016 and prior periods, individually and in the aggregate.
[6]	During the fourth quarter of 2016, we resolved the tax treatment of our 2012 disposition of PolyMedica Corporation (Liberty). Accordingly, we recognized a net tax benefit of approximately $511.0 million, which also impacted our effective tax rate.